Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Vessels (Abstract)
Vessels carrying amount as at beginning of period	$ 959,550	$ 1,073,986
Acquisitions and improvements	108,000	133,105
Disposals		(156,128)
Impairment of vessels		(43,178)
Depreciation	(24,650)	(48,235)
Vessels carrying amount as at end of period	$ 1,042,900	$ 959,550